PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, Current	$ 1,259	$ 413
Provisions, non-Current	31,765	33,884
Total Provisions	33,024	34,297
Litigations [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, Current	1,259	413
Provisions, non-Current	8,265	10,384
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, non-Current	$ 23,500	$ 23,500